Schedule of Investments (unaudited)
August 31, 2022
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 19.0%
AbbVie, Inc.	2,162,165	$ 290,724,706
Acumen Pharmaceuticals, Inc.(a)	772,313	4,394,461
Alkermes PLC(a)	356,424	8,436,556
Alnylam Pharmaceuticals, Inc.(a)(b)	250,177	51,704,081
Ambrx Biopharma, Inc., ADR(a)	842,148	1,389,544
Amgen, Inc.	1,087,435	261,310,631
Arcutis Biotherapeutics, Inc.(a)	799,932	21,558,167
Argenx SE, ADR(a)	117,442	44,377,809
Biogen, Inc.(a)	351,243	68,625,857
BioMarin Pharmaceutical, Inc.(a)	491,040	43,800,768
Blueprint Medicines Corp.(a)	127,385	9,327,130
Cerevel Therapeutics Holdings, Inc.(a)	312,854	9,104,051
Decibel Therapeutics, Inc.(a)	897,801	4,435,137
Design Therapeutics, Inc.(a)	257,492	5,216,788
Enanta Pharmaceuticals, Inc.(a)(b)	57,153	3,479,475
Exact Sciences Corp.(a)	263,958	9,383,707
Genmab A/S(a)	42,470	15,117,886
Genmab A/S, ADR(a)(b)	289,405	10,270,983
Gilead Sciences, Inc.	2,540,277	161,231,381
Horizon Therapeutics PLC(a)	363,736	21,536,809
Imago Biosciences, Inc.(a)(b)	907,400	13,184,522
Immuneering Corp., Class A(a)(b)	264,380	1,475,240
Immunocore Holdings PLC, ADR(a)(b)	181,355	9,577,358
Incyte Corp.(a)	458,365	32,282,647
Ionis Pharmaceuticals, Inc.(a)(b)	257,120	10,932,742
Karuna Therapeutics, Inc.(a)(b)	58,390	14,892,953
Legend Biotech Corp., ADR(a)(b)	227,561	10,579,311
Mersana Therapeutics, Inc.(a)	880,543	6,604,073
Moderna, Inc.(a)	473,419	62,619,131
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	4,226,136
MoonLake Immunotherapeutics(a)(b)	226,542	1,825,929
Neurocrine Biosciences, Inc.(a)	395,980	41,431,387
PMV Pharmaceuticals, Inc.(a)(b)	306,148	4,261,580
Point Biopharma Global, Inc.(a)(b)	499,734	4,872,407
Prothena Corp. PLC(a)(b)	283,257	7,809,395
Regeneron Pharmaceuticals, Inc.(a)	159,017	92,398,418
REVOLUTION Medicines, Inc.(a)(b)	305,798	6,369,772
Rhythm Pharmaceuticals, Inc.(a)	389,120	8,794,112
Sage Therapeutics, Inc.(a)	320,005	12,051,388
Sarepta Therapeutics, Inc.(a)	301,019	32,925,458
Seagen, Inc.(a)	341,700	52,720,893
Sigilon Therapeutics, Inc.(a)(b)	332,626	206,760
Tenaya Therapeutics, Inc.(a)(b)	431,076	1,892,424
TScan Therapeutics, Inc.(a)	551,194	1,515,784
Ultragenyx Pharmaceutical, Inc.(a)	99,990	4,768,523
Vertex Pharmaceuticals, Inc.(a)	714,739	201,384,861
		1,687,029,131
Diversified Financial Services — 0.3%
Health Assurance Acquisition Corp., Class A(a)	1,747,926	17,374,384
Health Sciences Acquisitions Corp. 2(a)	262,308	2,581,111
MedTech Acquisition Corp., Class A(a)	831,621	8,233,048
		28,188,543
Health Care Equipment & Supplies — 17.6%
Abbott Laboratories	3,304,073	339,163,094
ABIOMED, Inc.(a)	243,643	63,171,757
Alcon, Inc.	861,808	56,603,549
Align Technology, Inc.(a)	63,695	15,522,472
Bausch + Lomb Corp.(a)(b)	1,268,266	18,871,798
Baxter International, Inc.	1,168,311	67,131,150
Boston Scientific Corp.(a)	5,589,273	225,303,595
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	81,897	$ 23,540,474
Dexcom, Inc.(a)(b)	732,503	60,219,072
Edwards Lifesciences Corp.(a)	691,234	62,280,183
Insulet Corp.(a)(b)	117,707	30,070,607
Intuitive Surgical, Inc.(a)	482,254	99,218,938
iRhythm Technologies, Inc.(a)(b)	36,545	5,388,560
Medtronic PLC	2,002,837	176,089,429
Nevro Corp.(a)	701,343	31,784,865
Novocure Ltd.(a)(b)	188,610	15,490,539
Omnicell, Inc.(a)(b)	110,704	11,323,912
Penumbra, Inc.(a)(b)	169,320	27,797,264
ResMed, Inc.	334,912	73,653,847
Stryker Corp.	637,345	130,783,194
Zimmer Biomet Holdings, Inc.	239,113	25,422,494
		1,558,830,793
Health Care Providers & Services — 25.2%
Agiliti, Inc.(a)(b)	1,425,142	22,887,781
Amedisys, Inc.(a)	367,363	43,514,147
AmerisourceBergen Corp.	869,425	127,422,928
Centene Corp.(a)	1,150,045	103,205,038
Cigna Corp.	776,446	220,083,619
CVS Health Corp.	642,555	63,066,773
Elevance Health, Inc.	587,422	284,964,286
Encompass Health Corp.	749,047	36,381,213
Guardant Health, Inc.(a)(b)	208,529	10,438,962
HCA Healthcare, Inc.	132,351	26,188,292
Henry Schein, Inc.(a)	231,507	16,994,929
LHC Group, Inc.(a)	368,131	59,442,113
McKesson Corp.	382,710	140,454,570
Quest Diagnostics, Inc.	953,348	119,464,038
UnitedHealth Group, Inc.	1,850,624	961,084,562
		2,235,593,251
Life Sciences Tools & Services — 11.9%
10X Genomics, Inc., Class A(a)	144,213	4,757,587
Agilent Technologies, Inc.	1,016,163	130,322,905
Avantor, Inc.(a)	1,282,066	31,936,264
Danaher Corp.	1,116,113	301,250,060
ICON PLC(a)(b)	156,850	32,911,835
IQVIA Holdings, Inc.(a)	394,897	83,978,796
IsoPlexis Corp.(a)	554,988	1,076,677
Nautilus Biotechnology, Inc.(a)(b)	308,716	682,262
QIAGEN NV(a)	406,956	18,488,011
Rapid Micro Biosystems, Inc., Class A(a)(b)	377,456	1,256,928
Thermo Fisher Scientific, Inc.	706,312	385,166,060
Waters Corp.(a)	175,735	52,474,471
West Pharmaceutical Services, Inc.	47,940	14,223,319
		1,058,525,175
Pharmaceuticals — 24.4%
AstraZeneca PLC	1,233,214	152,539,124
AstraZeneca PLC, ADR	398,642	24,867,288
Bristol-Myers Squibb Co.	1,272,525	85,780,910
Catalent, Inc.(a)	243,855	21,459,240
Daiichi Sankyo Co. Ltd.	1,783,500	53,597,398
Eli Lilly & Co.	1,425,371	429,364,506
Hansoh Pharmaceutical Group Co. Ltd.(c)	16,248,176	32,417,333
Johnson & Johnson	2,800,738	451,871,069
Merck & Co., Inc.	3,591,664	306,584,439
Pfizer, Inc.	7,552,149	341,583,699
Roche Holding AG	93,399	30,097,048

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Sanofi	569,766	$ 46,578,279
Zoetis, Inc.	1,215,671	190,288,982
		2,167,029,315
Total Common Stocks — 98.4% (Cost: $6,090,204,669)		8,735,196,208
		Par (000)
Other Interests(a)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	2,668,099
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,642,157
Total Other Interests — 0.1% (Cost: $0)			4,310,256
	Shares
Preferred Securities
Preferred Stocks — 0.7%
Biotechnology — 0.2%
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(d)(e)	858,333	3,433,332
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(d)(e)	3,518,800	4,328,124
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(d)(e)	386,520	9,740,304
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(d)(e)	2,090,000	5,099,600
		22,601,360
Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(d)(e)	1,908,330	8,625,652
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(d)(e)	80,024,425	6,507,506
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(d)(e)	1,700,345	3,638,738
		18,771,896
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(d)(e)	592,636	8,130,966
Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(d)(e)	16,855	16,842,190
Total Preferred Securities — 0.7% (Cost: $79,096,694)		66,346,412
Security	Shares	Value
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	$ 20,483
Diversified Financial Services — 0.0%
Health Assurance Acquisition Corp., Class A (Issued/Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	242,734	24,613
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	145,913
Total Warrants — 0.0% (Cost: $1,188,903)		191,009
Total Long-Term Investments — 99.2% (Cost: $6,170,490,266)		8,806,043,885
Short-Term Securities(f)(g)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	26,830,136	26,830,136
SL Liquidity Series, LLC, Money Market Series, 2.47%(h)	84,642,539	84,651,004
Total Short-Term Securities — 1.2% (Cost: $111,443,798)		111,481,140
Total Investments — 100.4% (Cost: $6,281,934,064)		8,917,525,025
Liabilities in Excess of Other Assets — (0.4)%		(39,836,170)
Net Assets — 100.0%		$ 8,877,688,855
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $70,656,668, representing 0.8% of its net assets as of period end, and an original cost of $79,096,694.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 371,570,572	$ —	$ (344,740,436)(a)	$ —	$ —	$ 26,830,136	26,830,136	$ 912,123	$ —
SL Liquidity Series, LLC, Money Market Series	130,080,903	—	(45,442,639)(a)	4,173	8,567	84,651,004	84,642,539	307,995(b)	—
				$ 4,173	$ 8,567	$ 111,481,140		$ 1,220,118	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Health Sciences Opportunities Portfolio
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,692,048	EUR	52,211,700	State Street Bank & Trust Co.	09/15/22	$ 2,168,568
USD	45,836,488	GBP	37,750,000	State Street Bank & Trust Co.	09/15/22	1,969,482
						$4,138,050
USD	7,799,641	CHF	7,735,600	State Street Bank & Trust Co.	09/15/22	(123,805)
						$ 4,014,245

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,671,911,245	$ 15,117,886	$ —	$ 1,687,029,131
Diversified Financial Services	28,188,543	—	—	28,188,543
Health Care Equipment & Supplies	1,558,830,793	—	—	1,558,830,793
Health Care Providers & Services	2,235,593,251	—	—	2,235,593,251
Life Sciences Tools & Services	1,058,525,175	—	—	1,058,525,175
Pharmaceuticals	1,851,800,133	315,229,182	—	2,167,029,315
Other Interests	—	—	4,310,256	4,310,256
Preferred Securities	—	—	66,346,412	66,346,412
Warrants	191,009	—	—	191,009
Short-Term Securities
Money Market Funds	26,830,136	—	—	26,830,136
	$ 8,431,870,285	$ 330,347,068	$ 70,656,668	8,832,874,021
Investments valued at NAV(a)				84,651,004
				$ 8,917,525,025
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 4,138,050	$ —	$ 4,138,050

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (123,805)	$ —	$ (123,805)
	$ —	$ 4,014,245	$ —	$ 4,014,245
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
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